united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 7/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toews Tactical Growth Allocation Fund
Portfolio of Investments (Unaudited)
July 31, 2019
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 66.3%
	DEBT FUNDS - 66.3%
54,000	iShares Core U.S. Aggregate Bond ETF				$6,010,200
72,000	Vanguard Total Bond Market ETF				5,976,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,559,946)				11,986,200

	MUTUAL FUNDS - 19.7%
	DEBT FUNDS - 19.7%
2	AB High Income Fund, Inc. - Advisor Class				15
1,612	Aberdeen Global High Income Fund - Class I				12,978
1,067	American Century High-Yield Fund - R5 Class				10,000
16,133	American High-Income Trust - Class F3				163,264
212,565	BlackRock High Yield Portfolio - Institutional Class				1,628,251
3	BMO High Yield Bond Fund - Class I				26
5,721	BNY Mellon High Yield Fund - Class I				35,072
2	Eaton Vance Income Fund of Boston - Institutional Class				12
13,170	First Investors Fund for Income - Institutional Class				32,398
2,668	Hartford High Yield Fund - Class Y				19,425
108,276	JPMorgan High Yield Fund - Class I				783,918
3	Loomis Sayles High Income Fund - Class Y				10
7,981	Lord Abbett High Yield Fund - Class I				60,016
3	MainStay MacKay High Yield Corporate Bond Fund - Class I				16
2	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I				19
2	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I				23
2	Nuveen High Income Bond Fund - Class I				17
4,597	Payden High Income Fund - Investor Class				29,970
3	PIMCO High Yield Fund - Institutional Class				20
2	Principal High Yield Fund - Institutional Class				14
3	Putnam High Yield Fund - Class Y				17
37,568	TIAA-CREF Bond Fund - Institutional Class				395,963
40,452	TIAA-CREF High Yield Fund - Institutional Class				394,005
2	Transamerica High Yield Bond Fund - Class I				20
2	Virtus Seix High Yield Fund - Class I				17
	TOTAL MUTUAL FUNDS (Cost - $3,564,582)				3,565,486

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
95	S&P 500 E-mini	September 2019	$2,650.00	$12,587,500	39,900	(a)
	TOTAL OPTIONS PURCHASED (Cost - $47,500)

	TOTAL INVESTMENTS - 86.2% (Cost - $15,172,028)				$15,591,586
	CASH AND OTHER ASSETS LESS LIABILITIES - 13.8%				2,487,949
	NET ASSETS - 100.0%				$18,079,535

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at July 31, 2019	Value	Unrealized Appreciation (a)
57	MSCI EAFE Index E-Mini	September 2019	$5,373,105	$35,711	$35,711
7	Nasdaq 100 E-Mini	September 2019	1,101,345	47,193	47,193
35	Russell 2000 E-Mini	September 2019	2,759,225	74,733	74,733
17	S&P 500 E-Mini	September 2019	2,534,955	75,332	75,332
14	S&P Midcap 400 E-Mini	September 2019	2,755,340	84,125	84,125
	TOTAL FUTURES CONTRACTS				$317,094

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund.
(a) Subject to equity contracts risk exposure.

Toews Tactical Income Fund
Portfolio of Investments (Unaudited)
July 31, 2019
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 1.6%
	DEBT FUNDS - 1.6%
74,000	iShares iBoxx $ High Yield Corporate Bond ETF	$6,432,820
21,500	SPDR Bloomberg Barclays High Yield Bond ETF	2,334,685
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,710,634)	8,767,505

	MUTUAL FUNDS - 98.4%
	DEBT FUNDS - 98.4%
2	AB High Income Fund, Inc. - Advisor Class	20
233,536	Aberdeen Global High Income Fund - Class I	1,879,963
298,826	American Century High-Yield Fund - R5 Class	2,800,000
2,134,768	American High-Income Trust - Class F3	21,603,848
30,840,882	BlackRock High Yield Portfolio - Institutional Class	236,241,158
2	BMO High Yield Bond Fund - Class I	19
1,519,611	BNY Mellon High Yield Fund - Class I	9,315,213
2	Eaton Vance Income Fund of Boston - Institutional Class	9
1,910,512	First Investors Fund for Income - Institutional Class	4,699,860
386,822	Hartford High Yield Fund - Class Y	2,816,065
15,709,463	JPMorgan High Yield Fund - Class I	113,736,513
2	Loomis Sayles High Income Fund - Class Y	9
1,861,704	Lord Abbett High Yield Fund - Class I	14,000,015
3	MainStay MacKay High Yield Corporate Bond Fund - Class I	16
2	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	18
3	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I	26
2	Nuveen High Income Bond Fund - Class I	15
1,148,547	Payden High Income Fund - Investor Class	7,488,528
2	PIMCO High Yield Fund - Institutional Class	15
2	Principal High Yield Fund - Institutional Class	12
2	Putnam High Yield Fund - Class Y	12
5,450,404	TIAA-CREF Bond Fund - Institutional Class	57,447,256
5,868,808	TIAA-CREF High Yield Fund - Institutional Class	57,162,188
2	Transamerica High Yield Bond Fund - Class I	22
2	Virtus Seix High Yield Fund - Class I	17
	TOTAL MUTUAL FUNDS (Cost - $529,035,761)	529,190,817

	TOTAL INVESTMENTS - 100.0% (Cost - $537,746,395)	$537,958,322
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(41,648)
	NET ASSETS - 100.0%	$537,916,674

ETF -Exchange Traded Fund

Toews Tactical Oceana Fund
Portfolio of Investments (Unaudited)
July 31, 2019
Shares					Fair Value

	EXCHANGE TRADED FUNDS - 86.1%
	DEBT FUNDS - 86.1%
117,000	iShares Core U.S. Aggregate Bond ETF				$13,022,100
158,000	Vanguard Total Bond Market ETF				13,114,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,212,986)				26,136,100

Contracts**	OPTIONS PURCHASED* - 0.3%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.3%
202	S&P 500 E-mini	September 2019	$2,650.00	$26,765,000	84,840	(a)
	TOTAL OPTIONS PURCHASED (Cost - $101,000)

	TOTAL INVESTMENTS - 86.4% (Cost - $25,313,986)				$26,220,940
	CASH AND OTHER ASSETS LESS LIABILITIES - 13.6%				4,125,449
	NET ASSETS - 100.0%				$30,346,389

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at July 31, 2019	Value	Unrealized Appreciation (a)
318	MSCI EAFE Index E-Mini	September 2019	$29,976,270	$196,339	$196,339

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.

Toews Tactical Monument Fund
Portfolio of Investments (Unaudited)
July 31, 2019
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 82.0%
	DEBT FUNDS - 82.0%
115,000	iShares Core U.S. Aggregate Bond ETF				$12,799,500
152,500	Vanguard Total Bond Market ETF				12,657,500
	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,638,836)				25,457,000

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
203	S&P 500 E-mini	September 2019	$2,650.00	$26,897,500	85,260	(a)
	TOTAL OPTIONS PURCHASED (Cost - $101,500)

	TOTAL INVESTMENTS - 82.3% (Cost - $24,740,336)				$25,542,260
	CASH AND OTHER ASSETS LESS LIABILITIES - 17.7%				5,483,051
	NET ASSETS - 100.0%				$31,025,311

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at July 31, 2019	Value	Unrealized Appreciation (a)
59	Nasdaq 100 E-Mini	September 2019	$9,282,765	$393,279	$393,279
142	S&P 500 E-Mini	September 2019	21,174,330	629,473	629,473
					$1,022,752

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.

Toews Tactical Opportunity Fund
Portfolio of Investments (Unaudited)
July 31, 2019
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 85.7%
	DEBT FUNDS - 85.7%
161,000	iShares Core U.S. Aggregate Bond ETF				$17,919,300
217,000	Vanguard Total Bond Market ETF				18,011,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $34,658,868)				35,930,300

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
525	Russell 2000 E-mini	September 2019	$1,350.00	$35,437,500	81,375	(a)
	TOTAL OPTIONS PURCHASED (Cost - $129,788)

	TOTAL INVESTMENTS - 85.9% (Cost - $34,788,656)				$36,011,675
	CASH AND OTHER ASSETS LESS LIABILITIES - 14.1%				5,936,470
	NET ASSETS - 100.0%				$41,948,145

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at July 31, 2019	Value	Unrealized Appreciation (a)
262	Russell 2000 E-Mini	September 2019	$20,654,770	$561,475	$561,475
105	S&P Midcap 400 E-Mini	September 2019	20,665,050	633,439	633,439
	TOTAL FUTURES CONTRACTS				$1,194,914

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
July 31, 2019
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 51.3%
	DEBT FUNDS - 51.3%
68,700	iShares Core U.S. Aggregate Bond ETF	$7,646,310
3,100	iShares iBoxx $ High Yield Corporate Bond ETF	269,483
133,300	iShares TIPS Bond ETF	15,361,492
4,500	SPDR Bloomberg Barclays High Yield Bond ETF	488,655
92,400	Vanguard Total Bond Market ETF	7,669,200
	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,847,581)	31,435,140

	MUTUAL FUNDS - 48.7%
	DEBT FUNDS - 48.7%
2	AB High Income Fund, Inc. - Advisor Class	14
13307	Aberdeen Global High Income Fund - Class I	107,117
14,408	American Century High-Yield Fund - R5 Class	135,000
118,437	American High-Income Trust - Class F3	1,198,587
1,757,016	BlackRock High Yield Portfolio - Institutional Class	13,458,745
3	BMO High Yield Bond Fund - Class I	24
70,263	BNY Mellon High Yield Fund - Class I	430,715
2	Eaton Vance Income Fund of Boston - Institutional Class	9
108,845	First Investors Fund for Income - Institutional Class	267,760
22,040	Hartford High Yield Fund - Class Y	160,448
894,975	JPMorgan High Yield Fund - Class I	6,479,618
3	Loomis Sayles High Income Fund - Class Y	13
90,427	Lord Abbett High Yield Fund - Class I	680,012
2	MainStay MacKay High Yield Corporate Bond Fund - Class I	12
3	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	26
3	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I	26
3	Nuveen High Income Bond Fund - Class I	19
59,726	Payden High Income Fund - Investor Class	389,416
2	PIMCO High Yield Fund - Institutional Class	16
3	Principal High Yield Fund - Institutional Class	23
2	Putnam High Yield Advantage - Class Y	12
310,514	TIAA-CREF Bond Fund - Institutional Class	3,272,818
334,350	TIAA-CREF High Yield Fund - Institutional Class	3,256,573
2	Transamerica High Yield Bond - Class I	22
2	Vanguard Inflation-Protected Securities Fund - Investor Class	54
2	Virtus Seix High Yield Fund - Class I	17
	TOTAL MUTUAL FUNDS (Cost - $29,828,454)	29,837,096

	TOTAL INVESTMENTS - 100.0% (Cost - $59,676,035)	$61,272,236
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(904)
	NET ASSETS - 100.0%	$61,271,332

ETF - Exchange Traded Fund

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)
July 31, 2019
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 79.4%
	DEBT FUND - 79.4%
440,600	iShares Core U.S. Aggregate Bond ETF				$49,038,780
587,900	Vanguard Total Bond Market ETF				48,795,700
	TOTAL EXCHANGE TRADED FUNDS (Cost - $97,172,516)				97,834,480

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
818	S&P 500 E-mini	September 2019	$2,650.00	$108,385,000	343,560	(a)
	TOTAL OPTIONS PURCHASED (Cost - $409,000)

	TOTAL INVESTMENTS - 79.7% (Cost - $97,581,516)				$98,178,040
	CASH AND OTHER ASSETS LESS LIABILITIES - 20.3%				25,045,804
	NET ASSETS - 100.0%				$123,223,844

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at July 31, 2019	Value	Unrealized Appreciation (a)
385	MSCI EAFE Index E-mini	September 2019	$36,292,025	$207,646	$207,646
47	Nasdaq 100 E-Mini	September 2019	7,394,745	303,967	303,967
393	Russell 2000 E-Mini	September 2019	30,982,155	815,982	815,982
115	S&P 500 E-Mini	September 2019	17,148,225	491,107	491,107
157	S&P Mid 400 E-Mini	September 2019	30,899,170	921,493	921,493
	TOTAL FUTURES CONTRACTS				$2,740,195

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2019

The following is a summary of significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, from time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialst at a public accounting firm, valuation consultant  or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019 for the Funds' assets and liabilities measured at fair value:

Toews Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$11,986,200	$-	$-	$11,986,200
Mutual Funds*	3,565,486	-	-	3,565,486
Options Purchased	-	39,900	-	39,900
Total	$15,551,686	$39,900	$-	$15,591,586
Asset Derivatives
Futures Contracts**	$317,094	$-	$-	$317,094
Total	$317,094	$-	$-	$317,094

Toews Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$8,767,505	$-	$-	$8,767,505
Mutual Funds*	529,190,817	-	-	529,190,817
Total	$537,958,322	$-	$-	$537,958,322

Toews Tactical Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$26,136,100	$-	$-	$26,136,100
Options Purchased	-	84,840	-	84,840
Total	$26,136,100	$84,840	$-	$26,220,940
Asset Derivatives
Futures Contracts**	$196,339	$-	$-	$196,339
Total	$196,339	$-	$-	$196,339

Toews Tactical Monument Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$25,457,000	$-	$-	$25,457,000
Options Purchased	-	85,260	-	85,260
Total	$25,457,000	$85,260	$-	$25,542,260
Asset Derivatives
Futures Contracts**	$1,022,752	$-	$-	$1,022,752
Total	$1,022,752	$-	$-	$1,022,752

Toews Tactical Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$35,930,300	$-	$-	$35,930,300
Options Purchased	-	81,375	-	81,375
Total	$35,930,300	$81,375	$-	$36,011,675
Asset Derivatives
Futures Contracts**	$1,194,914	$-	$-	$1,194,914
Total	$1,194,914	$-	$-	$1,194,914

Toews Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$31,435,140	$-	$-	$31,435,140
Mutual Funds*	29,837,096	-	-	29,837,096
Total	$61,272,236	$-	$-	$61,272,236

Toews Tactical Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$97,834,480	$-	$-	$97,834,480
Options Purchased		343,560		343,560
Total	$97,834,480	$343,560	$-	$98,178,040
Asset Derivatives
Futures Contracts**	$2,740,195	$-	$-	$2,740,195
Total	$2,740,195	$-	$-	$2,740,195

* Please refer to the Portfolio of Investments for industry classifications.
** Represents cumulative unrealized appreciation at July 31, 2019.
There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented.  No Funds held Level 3 securities during the period.  It is the Funds’ policy to record transfers into or out of any Level at the end of the period.

Exchange Traded Funds –  The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN") Risk  - ETFs, mutual funds and ETNs are subject to investment advisory fees or  management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on  investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives.  To manage equity price risk, the Funds may enter into futures contracts.  Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities.  Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account.  Periodically, the Funds receive from or pay to the brokers a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account.  When a contract is closed, the Funds recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The value of the derivative instruments outstanding as of July 31, 2019, as disclosed in the Portfolios of Investments and the unrealized gains on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Funds.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at July 31, 2019, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Growth Allocation Fund	$15,801,041	$429,190	$(638,645)	$(209,455)
Tactical Income Fund	537,744,355	489,485	(275,518)	213,967
Oceana Fund	26,522,685	923,114	(1,224,859)	(301,745)
Monument Fund	26,450,078	818,164	(1,725,982)	(907,818)
Opportunity Fund	36,255,536	1,271,432	(1,515,293)	(243,861)
Unconstrained Income Fund	59,676,046	1,612,045	(15,855)	1,596,190
Tactical Defensive Alpha Fund	102,190,264	661,964	(4,674,188)	(4,012,224)

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ portfolio of investments.

Fund	Investment		Percentage of Net Assets
Growth Allocation Fund	iShares Core U.S. Aggregate Bond ETF		33.2%
	Vanguard Total Bond Market ETF		33.1%
Oceana Fund	iShares Core U.S. Aggregate Bond ETF		42.9%
	Vanguard Total Bond Market ETF		43.2%
Monument Fund	iShares Core U.S. Aggregate Bond ETF		41.3%
	Vanguard Total Bond Market ETF		40.8%
Opportunity Fund	iShares Core U.S. Aggregate Bond ETF		42.9%
	Vanguard Total Bond Market ETF		42.9%
Unconstrained Income Fund	iShares TIPS Bond ETF		25.1%
Tactical Defensive Alpha Fund	iShares Core U.S. Aggregate Bond ETF		39.8%
	Vanguard Total Bond Market ETF		39.6%

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/2619

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/26/19

By

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/26/19